GENERAL (Major suppliers) (Details) - Cost of Goods, Total [Member] - Supplier Concentration Risk [Member]	12 Months Ended
Dec. 31, 2022
Concentration Risk [Line Items]
Concentration risk, threshold percentage	69.00%
Mikroman [Member]
Concentration Risk [Line Items]
Concentration risk percentage	54.00%
Quartz purchases from single vendor as a percentage of total quartz purchases of the Company	37.00%
Polat [Member]
Concentration Risk [Line Items]
Concentration risk percentage	24.00%
Quartz purchases from single vendor as a percentage of total quartz purchases of the Company	16.00%